Income Tax - Additional Information (Details)	12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Income Tax [Line items]
Estimated income tax rate		26.00%
Scenario Forecast
Income Tax [Line items]
Estimated income tax rate	26.00%